SERVICE INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	September 30,	December 31,
	2025	2024

Spare parts and consumables	$64,248	$63,842
Chemicals	33,523	32,930
Total	$97,771	$96,772